Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Parenthetical) (Detail) - ¥ / shares	Mar. 31, 2020	Mar. 31, 2019	Jul. 21, 2015
Unsecured loans, due 2019 to 2024, with interest rates ranging from 0.01% to 5.10% per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate		0.01%
Unsecured loans, due 2019 to 2024, with interest rates ranging from 0.01% to 5.10% per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate		7.89%
Unsecured loans, due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.01%
Unsecured loans, due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	5.10%
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate		0.05%
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate		2.07%
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Debt instrument interest rate	0.23%	0.23%
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	0.11%	0.11%
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	1.41%	1.41%
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Debt instrument interest rate	0.28%	0.28%
Unsecured 0.13% bonds, due 2024
Debt Instrument [Line Items]
Debt instrument interest rate	0.13%
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Debt instrument interest rate	0.22%	0.22%
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Debt instrument interest rate	0.42%	0.42%
Unsecured 0.18% bonds, due 2026
Debt Instrument [Line Items]
Debt instrument interest rate	0.18%
Unsecured 0.30% bonds, due 2029
Debt Instrument [Line Items]
Debt instrument interest rate	0.30%
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Conversion price per common share	¥ 4,996.0	¥ 5,008.0
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Conversion price per common share			¥ 3,526.5
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share			¥ 5,008.0
Secured 0.00% loans, due 2020 to 2023
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%	0.00%
Finance lease liabilities and other, due 2019 to 2048 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate		0.36%
Finance lease liabilities and other, due 2019 to 2048 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate		9.14%
Finance lease liabilities and other, due 2020 to 2050 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.01%
Finance lease liabilities and other, due 2020 to 2050 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	12.59%